Stock-Based Compensation - Total Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 23,705	$ 7,700	$ 55,512	$ 21,235